GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of Goodwill
	2023	2022
Balance as of January 1	$1,236.7	$1,196.2
Acquisitions	317.7	40.5

Balance as of December 31	$1,554.4	$1,236.7

Schedule of Other Intangible Assets, Net
	Useful	December 31,
	Life	2023	2022

Original amount:
Core technology	8	$195.0	$93.5
Trademarks and trade names	15–20	7.5	25.5
Customer relationship	2-4	63.9	5.8

		266.4	124.8

Core technology		53.6	39.6
Trademarks and trade names		6.9	24.5
Customer relationship		11.8	1.9

		72.3	66.0
Intangible assets, net:
Core technology		141.4	53.9
Trademarks and trade names		0.6	1.0
Customer relationship		52.1	3.9

		$194.1	$58.8

Schedule of Estimated Future Amortization Expense of Other Intangible Assets
2024	$53.9
2025	44.8
2026	21.8
2027	18.7
2028	17.5
Thereafter	37.4
$194.1